Acquisitions - Narrative (Details) - USD ($)		1 Months Ended	3 Months Ended
	Apr. 18, 2022	Apr. 30, 2022	Mar. 31, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Acquisitions
Goodwill						$ 1,452,338
Contingent consideration, current portion					$ 593,037
Pelican Therapeutics, Inc.
Acquisitions
Ownership interest in subsidiary				85.00%	85.00%		85.00%	80.00%
Pelican Therapeutics, Inc.
Acquisitions
Percentage of voting interests acquired in acquisition									80.00%
Cash consideration			$ 200,000
Milestone payment				$ 0
Pelican Therapeutics, Inc. | Stockholders
Acquisitions
Cash consideration			$ 300,000
Elusys Therapeutics
Acquisitions
Earn out payments period	12 years
Percentage of earn out payments	10.00%
Frequency of periodic earn out payment	1 year
Period of occurrence of earn payment	9 years
Receivable consideration	$ 22,318,685
Consideration paid		$ 20,800,000
Holding back related to future fulfillment cost		$ 1,500,000
Contract receivables	24,526,232
Fair value of the purchase consideration	42,900,000
Cash consideration	3,000,000
Deferred cash consideration	2,000,000
Fair value of contingent and deferred consideration liabilities	$ 37,900,000
Discount rate for deferred consideration	24.00%
Discount rate for earn out liabilities	14.00%
Preliminary value of Additional Earn Out liability as percentage	80.00%
Goodwill	$ 3,301,960
Goodwill deductible for tax purposes	15 years